LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Global Growth Fund Supplement Dated August 1, 2023 to the Prospectus dated May 1, 2023

This Supplement updates certain information in the Prospectus for the LVIP American Global Growth Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, revisions to the Prospectus are as follows:

1.	All references to, and information regarding, Paul Flynn, in the Prospectus are deleted in their entirety.

2.	The following replaces the information related to Capital Research and Management Company under Portfolio Managers on page 4:

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund

Patrice Collete	Senior Vice President and Partner, Capital World Investors	Since 2015

Piyada Phanaphat	Partner, Capital World Investors	Since 2023

Roz Hongsaranagon	Partner, Capital World Investors	Since 2018

Jonathan Knowles	Partner, Capital World Investors	Since 2013

3.	The following table on page 8 of the Prospectus under Management and Organization –Portfolio Managers is replaced with the following:

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Patrice Collete	Senior Vice President and Partner, Capital World Investors	8 years (plus 14 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	22	28

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Piyada Phanaphat	Partner, Capital World Investors	Less than 1 year	An equity portfolio manager	9	20
Roz Hongsaranagon	Partner, Capital World Investors	5 years	An equity portfolio manager	20	20
Jonathan Knowles	Partner, Capital World Investors	10 years (plus 10 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	30	30

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